Finance Receivables (Narratives) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Credit Quality Of Finance Receivables [Abstract]
Financing Receivable Credit Quality Additional Information	We generally seek investments in facilities that we believe are critical to a tenant’s business and that we believe have a low risk of tenant defaults. At March 31, 2012 and December 31, 2011, none of the balances of our finance receivables were past due and we had not established any allowances for credit losses. Additionally, there have been no modifications of finance receivables. We evaluate the credit quality of our tenant receivables utilizing an internal 5-point credit rating scale, with 1 representing the highest credit quality and 5 representing the lowest.	We generally seek investments in facilities that we believe are critical to a tenant’s business and that we believe have a low risk of tenant defaults. At December 31, 2011 and 2010, none of the balances of our finance receivables were past due and we had not established any allowances for credit losses. Additionally, there have been no modifications of finance receivables. We evaluate the credit quality of our tenant receivables utilizing an internal 5-point credit rating scale, with 1 representing the highest credit quality and 5 representing the lowest.
Financing Receivable Credit Quality Range Of Dates Ratings Updated	first quarter of 2012	fourth quarter of 2011
Accounts Receivable Billed Under Direct Financing Leases	$ 100,000	$ 100,000	$ 300,000
Impairment Of Net Investment In Direct Financing Leases		(1,608,000)	1,140,000	2,616,000
Out of period adjustment		$ 17,600,000